Related Party Transactions (Details) - Schedule of amounts due to related parties - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties		$ 1,670,469	$ 299,384
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[1]	88,047	67,139
Shenzhen Junwei Investment Development Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[2]	225,085	224,766
Guardforce 3 Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[2]		5,751
Shenzhen Douguaer Investment Partnership [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[2]		1,728
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[3]	156,782
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[1]	1,136,664
Guardforce Aviation Security Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[4]	1,224
Guardforce Security (Thailand) Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[4]	$ 62,667

[1]	Amounts due to Tu Jingyi and Profit Raider Investment Limited represented interest accrued on the respective loans.
[2]	Amounts due to Shenzhen Junwei Investment Development Company Limited, Guardforce 3 Limited and Shenzhen Douguaer Investment Partnership represent non-interest bearing advances from related parties. In May 2020, the amount due to Guardforce 3 Limited was forgiven.
[3]	Amounts due to Guardforce Holdings (HK) Limited comprised of $99,998 advances made and $56,784 accrued interests on the loans.
[4]	Amounts due to Guardforce Aviation Security Company Limited and Guardforce Security (Thailand) Company Limited represent accounts payable for services provided by related parties.